UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Income Fund : FNJHX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 23	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$729,882,792
Number of Holdings	316
Portfolio Turnover	7%
What did the Fund invest in?
(as of May 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.0
Transportation	23.1
Education	16.0
Housing	7.4
Health Care	5.0
Others(Individually Less Than 5%)	5.9
94.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.9
AA - 35.2
A - 45.6
BBB - 8.3
BB - 1.1
Not Rated - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915887.102    416-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Income Fund : FICNX

This semi-annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 24	0.47%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$370,112,558
Number of Holdings	261
Portfolio Turnover	2%
What did the Fund invest in?
(as of May 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	43.3
Education	16.9
Health Care	12.6
Special Tax	11.1
Housing	6.5
Others(Individually Less Than 5%)	5.2
95.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.7
AA - 47.6
A - 24.1
BBB - 9.5
BB - 2.7
Not Rated - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915886.102    407-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Income Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Jersey Municipal Income Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 94.4%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.7%
Transportation - 0.7%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,227,102
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	549,721
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	873,676
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	652,446
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	458,290
TOTAL DELAWARE,NEW JERSEY		4,761,235
Guam - 0.9%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	1,440,000	1,580,582
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2039	1,000,000	1,086,059
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2040	1,200,000	1,296,885
TOTAL SPECIAL TAX		3,963,526
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2036	585,000	643,332
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2037	820,000	896,037
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2038	1,010,000	1,097,703
TOTAL WATER & SEWER		2,637,072
TOTAL GUAM		6,600,598
New Jersey - 76.0%
Education - 16.0%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,757,782
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (d)	2,500,000	2,523,192
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (d)	255,000	257,480
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (d)	2,355,000	2,439,650
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,057,133
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	727,231
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (d)	1,000,000	1,027,825
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (d)	1,175,000	1,227,295
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (d)	1,600,000	1,644,520
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (d)	1,000,000	1,044,507
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (d)	325,000	328,160
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (d)	325,000	333,754
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (d)	400,000	416,921
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (d)	1,050,000	1,108,729
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (d)	1,325,000	1,360,691
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (d)	1,450,000	1,511,340
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (d)	1,415,000	1,494,145
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (d)	1,275,000	1,287,398
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (d)	7,000,000	7,068,070
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (d)	1,900,000	1,980,376
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (d)	1,900,000	2,006,272
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (d)	1,875,000	2,004,241
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (d)	1,270,000	1,369,940
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2029 (d)(f)	450,000	475,608
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2030 (d)(f)	600,000	641,850
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2031 (d)(f)	850,000	917,300
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2032 (d)(f)	1,100,000	1,193,862
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2033 (d)(f)	1,475,000	1,609,039
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2034 (d)(f)	1,475,000	1,611,974
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2035 (d)(f)	1,300,000	1,422,202
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2036 (d)(f)	900,000	984,541
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026B, 5.25% 12/1/2056 (d)(f)	2,300,000	2,316,674
Montclair State University Inc Series 2025A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	400,000	451,449
Montclair State University Inc Series 2025A, 5% 7/1/2038 (Assured Guaranty Inc Insured)	350,000	394,038
Montclair State University Inc Series 2025A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	550,000	616,380
Montclair State University Inc Series 2025A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	235,000	262,939
Montclair State University Inc Series 2025A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	325,000	361,184
Montclair State University Inc Series 2025A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	250,000	275,871
Montclair State University Inc Series 2026A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (f)	445,000	486,299
Montclair State University Inc Series 2026A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (f)	900,000	980,067
Montclair State University Inc Series 2026A, 5% 7/1/2043 (f)	1,225,000	1,321,522
Montclair State University Inc Series 2026A, 5% 7/1/2045 (f)	1,000,000	1,064,375
Montclair State University Inc Series 2026A, 5.25% 7/1/2051 (Build America Mutual Assurance Co Insured) (f)	1,725,000	1,831,032
Montclair State University Inc Series 2026A, 5.25% 7/1/2056 (f)	2,600,000	2,721,639
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,530,194
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,529,119
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,004,473
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,629,051
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	450,673
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	722,070
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	575,305
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	605,472
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,159,214
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,155,090
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,035,093
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,089,600
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	5,435,000	5,668,924
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	946,276
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	883,896
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,879,986
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,001,112
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	600,530
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,341,078
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	398,527
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	397,195
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	179,634
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,621,110
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,608,767
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,200,000	1,202,198
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,445,000	1,481,392
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	1,400,000	1,510,737
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,686,780
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,640,000	1,816,867
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	1,890,000	2,117,093
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,035,000	2,291,311
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	4,155,000	4,695,730
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	400,000	453,897
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	515,000	523,189
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	687,603
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	1,008,510
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	642,849
TOTAL EDUCATION		117,047,042
Electric Utilities - 1.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (d)(e)	5,000,000	5,028,763
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 B, 3% 8/1/2043 (d)	510,000	421,657
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	385,000	330,412
NJ Econ Dev Auth (New Jersey Natural Gas Company Proj.) Series 2005C, 3.75% tender 4/1/2059 (d)(e)	3,125,000	3,166,877
TOTAL ELECTRIC UTILITIES		8,947,709
General Obligations - 36.6%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Inc Insured)	1,160,000	1,098,125
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,233,208
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,645,877
Caldwell NJ Gen. Oblig. Series 2022, 2.375% 1/15/2040 (Assured Guaranty Inc Insured)	520,000	408,758
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	277,051
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	537,220
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	915,747
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,491,328
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,135,167
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	907,657
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	909,202
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	482,200
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,771,917
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	938,924
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,398,105
Mercer Cnty NJ Gen. Oblig. Series 2021, 0.05% 2/15/2031	1,250,000	1,030,360
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,188,935
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,393,059
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,051,644
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	385,139
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,737,593
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,044,026
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,255,000	1,207,681
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,172,205
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	919,258
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,284,924
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,936,615
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,778,827
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,382,446
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,368,578
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,643,064
New Jersey St 2% 6/1/2027	2,000,000	1,979,447
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,300,000
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,986,932
New Jersey St Gen. Oblig. 2.25% 6/1/2034	540,000	482,291
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,230,291
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	10,000,000	9,844,536
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	3,000,000	2,867,189
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (b)	14,795,000	12,833,352
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	8,905,000	7,440,981
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (b)	355,000	286,229
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	1,135,000	880,453
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (b)	4,930,000	3,838,548
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	10,775,000	8,027,797
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	5,800,000	4,339,402
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (b)	25,000,000	17,071,751
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	13,900,000	8,632,566
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	250,000	155,262
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,583,101
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,942,206
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	3,033,557
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	11,193,809
New Jersey Trans Trust Fund Auth 5% 6/15/2050	11,190,000	11,596,921
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,785,572
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	14,595,000	15,322,155
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	8,335,000	8,730,954
New Jersey Trans Trust Fund Auth Series 2009A, 0% 12/15/2032 (b)	1,925,000	1,557,088
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	1,036,414
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	750,000	736,936
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	6,975,367
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	795,268
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	741,315
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	313,661
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	319,577
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	325,037
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	412,012
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	439,484
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	546,526
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2026	1,745,000	1,748,927
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2027	2,200,000	2,248,533
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2028	1,600,000	1,666,804
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2029	1,100,000	1,165,690
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	415,881
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	1,052,502
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	605,200
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,585,082
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	1,012,445
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,274,393
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	787,079
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,177,794
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	888,909
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,090,882
River Vale Township School District 2% 6/15/2030	1,020,000	957,235
Rumson Boro School District 2% 7/15/2034	680,000	589,691
Rumson Boro School District 2% 7/15/2035	865,000	734,231
Rumson Boro School District 2% 7/15/2036	1,185,000	982,651
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,049,681
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,687,901
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,658,364
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (d)	955,000	980,737
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (d)	1,950,000	1,998,109
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (d)	750,000	766,388
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (d)	2,000,000	2,038,853
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	885,824
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,487,958
West Windsor Plains NJ Reg Sch 2.25% 8/1/2034	3,635,000	3,241,653
TOTAL GENERAL OBLIGATIONS		267,038,224
Health Care - 4.7%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	1,250,000	970,741
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	973,951	687,501
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	404,300
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,731,600
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	770,631
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	715,347
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,535,237
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,347,779
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,425,000	1,351,167
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,615,729
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	753,591
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,046,556
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	484,179
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	376,213
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	800,645
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	100,184
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	10,405,000	7,942,989
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,008,071
New Jersey Health Care (Virtua Health Proj.) 1.7% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (e)	2,575,000	2,575,000
TOTAL HEALTH CARE		34,217,460
Housing - 7.4%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	834,441
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.05% 10/1/2035	4,855,000	4,201,557
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.25% 10/1/2040	10,480,000	8,382,031
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.4% 10/1/2045	3,210,000	2,381,765
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 1.9% 10/1/2036	6,020,000	4,890,911
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 2.15% 10/1/2041	4,625,000	3,557,115
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	503,444
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	311,611
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	529,547
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,430,000	2,515,954
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	2,975,000	3,309,807
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2020 A, 2.3% 11/1/2040	1,150,000	917,869
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2021 A, 2.25% 11/1/2036	1,500,000	1,260,721
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2021 A, 2.65% 11/1/2046	1,270,000	919,420
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (d)	1,875,000	1,931,107
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (d)	1,950,000	2,022,852
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (d)	2,045,000	2,129,360
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (d)	1,885,000	1,949,141
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (d)	2,000,000	2,079,969
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 11/1/2027	625,000	622,069
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 5/1/2027	580,000	577,656
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 11/1/2028	790,000	789,751
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 5/1/2028	765,000	760,772
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.9% 11/1/2027	3,750,000	3,732,404
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.95% 5/1/2028	3,150,000	3,132,575
TOTAL HOUSING		54,243,849
Special Tax - 1.7%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Inc Insured)	3,000,000	2,935,626
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Inc Insured)	750,000	771,539
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Inc Insured)	1,000,000	1,049,032
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Inc Insured)	300,000	308,616
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Inc Insured)	350,000	367,161
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Inc Insured)	750,000	827,562
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Inc Insured)	900,000	951,471
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,327,708
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,698,822
TOTAL SPECIAL TAX		12,237,537
Tobacco Bonds - 1.6%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,021,548
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,082,580
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2033	1,000,000	1,034,978
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,085,000	7,846,302
TOTAL TOBACCO BONDS		11,985,408
Transportation - 6.5%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (d)	1,500,000	1,506,333
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	750,996
New Jersey Turnpike Authority 5% 1/1/2034 (f)	4,500,000	4,999,446
New Jersey Turnpike Authority 5% 1/1/2035 (f)	2,420,000	2,704,391
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,326,860
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,491,671
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,761,249
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	5,000,000	5,377,758
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (d)	1,955,000	1,980,371
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Inc Insured)	200,000	211,149
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,608,623
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Inc Insured)	1,230,000	1,313,653
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	750,000	798,847
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,041,643
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,032,800
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,126,793
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	750,000	839,714
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,113,957
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,108,477
TOTAL TRANSPORTATION		47,094,731
Water & Sewer - 0.3%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (d)	1,000,000	861,598
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	1,375,000	981,680
TOTAL WATER & SEWER		1,843,278
TOTAL NEW JERSEY		554,655,238
New Jersey,New York - 13.2%
Transportation - 13.2%
Port Auth NY & NJ 4% 7/15/2037 (d)	1,000,000	1,006,186
Port Auth NY & NJ 4% 7/15/2045 (d)	1,500,000	1,421,705
Port Auth NY & NJ 4% 7/15/2050 (d)	1,215,000	1,090,846
Port Auth NY & NJ 5% 1/15/2047 (d)	6,000,000	6,190,273
Port Auth NY & NJ 5% 10/15/2033 (d)	9,195,000	10,232,648
Port Auth NY & NJ 5% 7/15/2035 (d)	2,500,000	2,648,930
Port Auth NY & NJ 5% 9/15/2028 (d)	4,000,000	4,135,996
Port Auth NY & NJ 5% 9/15/2029 (d)	1,750,000	1,808,552
Port Auth NY & NJ 5% 9/15/2034 (d)	5,000,000	5,136,401
Port Auth NY & NJ Series 197, 5% 11/15/2032 (d)	5,000,000	5,046,008
Port Auth NY & NJ Series 214, 5% 9/1/2030 (d)	250,000	264,584
Port Auth NY & NJ Series 214, 5% 9/1/2036 (d)	6,785,000	7,095,902
Port Auth NY & NJ Series 223, 4% 7/15/2034 (d)	2,000,000	2,038,237
Port Auth NY & NJ Series 223, 4% 7/15/2035 (d)	2,250,000	2,285,710
Port Auth NY & NJ Series 223, 4% 7/15/2036 (d)	1,350,000	1,366,925
Port Auth NY & NJ Series 223, 4% 7/15/2037 (d)	2,750,000	2,770,774
Port Auth NY & NJ Series 223, 4% 7/15/2038 (d)	6,000,000	6,022,180
Port Auth NY & NJ Series 223, 4% 7/15/2039 (d)	4,000,000	3,975,399
Port Auth NY & NJ Series 223, 5% 7/15/2056 (d)	3,500,000	3,563,847
Port Auth NY & NJ Series 227, 2% 10/1/2031 (d)	2,685,000	2,462,012
Port Auth NY & NJ Series 227, 2% 10/1/2033 (d)	770,000	675,790
Port Auth NY & NJ Series 238, 5% 7/15/2035 (d)	3,525,000	3,898,835
Port Auth NY & NJ Series 238, 5% 7/15/2036 (d)	3,430,000	3,763,777
Port Auth NY & NJ Series 238, 5% 7/15/2037 (d)	1,765,000	1,917,474
Port Auth NY & NJ Series 238, 5% 7/15/2038 (d)	3,235,000	3,503,169
Port Auth NY & NJ Series 238, 5% 7/15/2039 (d)	1,685,000	1,816,826
Port Auth NY & NJ Series 246, 5% 9/1/2033 (d)	7,975,000	8,867,044
Port Auth NY & NJ Series 246, 5% 9/1/2041 (d)	1,400,000	1,501,023
TOTAL NEW JERSEY,NEW YORK		96,507,053
New Jersey,Pennsylvania - 2.3%
Transportation - 2.3%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,252,504
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	3,170,000	3,539,825
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2039	5,250,000	5,840,733
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2040	4,750,000	5,250,796
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	725,022
TOTAL NEW JERSEY,PENNSYLVANIA		16,608,880
Puerto Rico - 0.9%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,552,650	1,131,481
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	572,715
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,407,190
TOTAL GENERAL OBLIGATIONS		3,111,386
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	175,606
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	906,333
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	132,042
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	115,090
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	500,415
TOTAL HEALTH CARE		1,829,486
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,465,000	1,231,229
Water & Sewer - 0.0%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	645,000	671,260
TOTAL PUERTO RICO		6,843,361
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,055,000	1,161,339
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,645,000	1,822,673
TOTAL VIRGIN ISLANDS		2,984,012
TOTAL MUNICIPAL SECURITIES (Cost $678,392,163)		688,960,377

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $57,994,772)	2.01	57,983,175	57,994,772

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $736,386,935)	746,955,149
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(17,072,357)
NET ASSETS - 100.0%	729,882,792

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,329,502 or 0.3% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,043,645	112,055,144	71,104,017	461,190	-	-	57,994,772	57,983,175	1.6%
Total	17,043,645	112,055,144	71,104,017	461,190	-	-	57,994,772

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	117,047,042	-	117,047,042	-
Electric Utilities	8,947,709	-	8,947,709	-
General Obligations	270,149,610	-	270,149,610	-
Health Care	36,046,946	-	36,046,946	-
Housing	54,243,849	-	54,243,849	-
Special Tax	17,432,292	-	17,432,292	-
Tobacco Bonds	11,985,408	-	11,985,408	-
Transportation	167,955,911	-	167,955,911	-
Water & Sewer	5,151,610	-	5,151,610	-

Money Market Funds	57,994,772	57,994,772	-	-
Total Investments in Securities:	746,955,149	57,994,772	688,960,377	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $678,392,163)	$688,960,377
Fidelity Central Funds (cost $57,994,772)	57,994,772

Total Investment in Securities (cost $736,386,935)		$746,955,149
Cash		2,061,152
Receivable for fund shares sold		743,311
Interest receivable		8,809,110
Distributions receivable from Fidelity Central Funds		94,215
Prepaid expenses		71
Other receivables		40
Total assets		758,663,048
Liabilities
Payable for investments purchased on a delayed delivery basis	$27,173,890
Payable for fund shares redeemed	593,899
Distributions payable	730,366
Accrued management fee	255,779
Other payables and accrued expenses	26,322
Total liabilities		28,780,256
Net Assets		$729,882,792
Net Assets consist of:
Paid in capital		$724,018,487
Total accumulated earnings (loss)		5,864,305
Net Assets		$729,882,792
Net Asset Value, offering price and redemption price per share ($729,882,792 ÷ 62,229,486 shares)		$11.73
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$11,890,603
Income from Fidelity Central Funds		461,190
Total income		12,351,793
Expenses
Management fee	$1,469,930
Custodian fees and expenses	2,728
Independent trustees' fees and expenses	658
Registration fees	27,731
Audit fees	24,884
Legal	3,539
Miscellaneous	898
Total expenses before reductions	1,530,368
Expense reductions	(155)
Total expenses after reductions		1,530,213
Net Investment income (loss)		10,821,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(844,866)
Total net realized gain (loss)		(844,866)
Change in net unrealized appreciation (depreciation) on investment securities		(263,815)
Net gain (loss)		(1,108,681)
Net increase (decrease) in net assets resulting from operations		$9,712,899
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,821,580	$18,656,925
Net realized gain (loss)	(844,866)	531,925
Change in net unrealized appreciation (depreciation)	(263,815)	1,797,513
Net increase (decrease) in net assets resulting from operations	9,712,899	20,986,363
Distributions to shareholders	(10,152,182)	(17,635,897)

Share transactions
Proceeds from sales of shares	140,887,103	181,495,815
Reinvestment of distributions	5,926,487	10,020,484
Cost of shares redeemed	(56,939,589)	(109,795,278)

Net increase (decrease) in net assets resulting from share transactions	89,874,001	81,721,021
Total increase (decrease) in net assets	89,434,718	85,071,487

Net Assets
Beginning of period	640,448,074	555,376,587
End of period	$729,882,792	$640,448,074

Other Information
Shares
Sold	11,999,753	15,841,006
Issued in reinvestment of distributions	504,404	871,819
Redeemed	(4,850,733)	(9,601,189)
Net increase (decrease)	7,653,424	7,111,636

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$11.70	$11.41	$11.14	$12.62	$12.48
Income from Investment Operations
Net investment income (loss) A,B	.186	.366	.355	.316	.263	.249
Net realized and unrealized gain (loss)	(.012)	.010	.274	.261	(1.417)	.194
Total from investment operations	.174	.376	.629	.577	(1.154)	.443
Distributions from net investment income	(.174)	(.345)	(.338)	(.307)	(.263)	(.249)
Distributions from net realized gain	-	(.001)	(.001)	-	(.063)	(.054)
Total distributions	(.174)	(.346)	(.339)	(.307)	(.326)	(.303)
Net asset value, end of period	$11.73	$11.73	$11.70	$11.41	$11.14	$12.62
Total Return C,D	1.49%	3.32%	5.58%	5.25%	(9.22)%	3.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.48%	.48%	.47%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.48%	.47%	.47%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.48%	.47%	.47%
Net investment income (loss)	3.17% G	3.19%	3.07%	2.81%	2.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$729,883	$640,448	$555,377	$517,525	$507,328	$717,965
Portfolio turnover rate H	7 % G	12%	12%	29%	14%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,936,092
Gross unrealized depreciation	(8,413,664)
Net unrealized appreciation (depreciation)	$13,522,428
Tax cost	$733,432,721

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(28,516)
Long-term	(6,788,605)
Total capital loss carryforward	$(6,817,121)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	98,324,880	23,344,517
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity New Jersey Municipal Income Fund	417
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $155.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704871.128
NJN-SANN-0726
Fidelity® Connecticut Municipal Income Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Connecticut Municipal Income Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 95.6%
	Principal Amount (a)	Value ($)
Connecticut - 92.9%
Education - 16.9%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	252,577
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	261,197
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,169,789
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2027	210,000	215,357
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2028	200,000	209,726
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2029	200,000	213,926
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2030	150,000	163,314
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2031	235,000	259,785
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2032	215,000	240,759
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2033	125,000	141,574
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2034	190,000	216,878
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2043	1,565,000	1,706,768
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2044	1,000,000	1,080,427
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2045	1,250,000	1,338,266
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2046	1,100,000	1,168,318
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2030	100,000	108,876
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2031	100,000	110,547
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2032	255,000	285,551
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2033	150,000	169,888
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2034	100,000	114,146
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2035	100,000	114,813
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2036	200,000	225,383
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2037	210,000	235,316
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2038	175,000	195,178
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2039	500,000	554,703
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2040	300,000	331,067
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2041	350,000	383,924
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2042	300,000	326,996
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2043	375,000	406,245
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2044	370,000	397,393
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2045	500,000	532,529
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5.3% 7/1/2047	1,000,000	1,067,640
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2034	1,175,000	1,327,723
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2035	1,000,000	1,137,111
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2036	375,000	424,160
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2037	2,500,000	2,838,332
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2038	2,500,000	2,821,583
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2039	2,715,000	3,044,163
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,059,821
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,844,741
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	2,964,981
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,176,174
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,057,578
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,102,623
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,677,960
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,180,104
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,650,842
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,191
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	507,618
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	556,970
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	726,593
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	680,020
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.4% 7/1/2042 VRDN (e)	8,000,000	8,000,000
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,451,211
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,862,674
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,020,139
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	81,747
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,175,448
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	357,605
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,123,589
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,326,417
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,070,469
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	713,246
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	763,460
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	253,302
TOTAL EDUCATION		62,610,451
Escrowed/Pre-Refunded - 0.0%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	181,841
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	35,165
TOTAL ESCROWED/PRE-REFUNDED		217,006
General Obligations - 42.8%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,136,106
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,053,480
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,039,495
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,035,598
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	807,704
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	1,041,382
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	351,879
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	513,568
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	485,779
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,116,375
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	340,181
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	281,930
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	869,492
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,111,767
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	332,152
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,640
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,361,686
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,000,000	1,004,229
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Inc Insured)	3,090,000	3,102,411
Brookfield CT Series 2020, 2% 8/15/2035	365,000	308,633
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	248,878
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	5,031,539
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,265,293
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	3,000,975
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	419,177
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,607,139
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	757,318
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,106,681
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,415,537
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	334,613
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,961,962
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,803,786
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,764,669
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,713,835
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	925,166
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	921,268
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,887,962
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,121,460
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,443,646
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,086,646
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	1,972,764
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,709,877
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,734,007
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,087,301
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,103,871
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,399,158
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	566,385
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	571,530
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,136,332
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,327,607
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,781,060
Connecticut St Gen. Oblig. Series 2025 C, 5% 8/15/2041	4,800,000	5,349,871
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	8,000,000	8,741,049
Connecticut St Gen. Oblig. Series 2026A, 5% 9/15/2044 (g)	5,000,000	5,462,565
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	971,026
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (f)	600,000	604,555
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (f)	610,000	623,398
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (f)	525,000	544,194
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (f)	490,000	514,150
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (f)	400,000	403,091
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (f)	665,000	680,082
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (f)	1,020,000	1,057,534
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (f)	1,080,000	1,133,229
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (f)	1,075,000	1,137,125
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (f)	750,000	797,929
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (f)	725,000	774,537
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (f)	540,000	579,092
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	45,820
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	483,156
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,025,251
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,045,787
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,305,627
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,042,744
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,040,879
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,127,154
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	551,179
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	547,516
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	290,686
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,080,874
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,053,798
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (f)	3,330,000	3,252,614
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030 (Build America Mutual Assurance Co Insured)	600,000	600,981
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,635,000	1,659,476
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,900,000	1,927,639
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	1,985,000	1,648,016
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Inc Insured)	1,500,000	1,506,962
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Inc Insured)	1,000,000	1,004,144
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,003,658
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,003,421
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	976,082
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	439,450
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	600,885
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	326,498
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	2,050,317
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2028	2,000,000	2,090,670
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,156,835
South Windsor Conn 3% 2/1/2036	765,000	747,157
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027 (Build America Mutual Assurance Co Insured)	1,990,000	2,018,596
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,596,598
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,608,532
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,446,356
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	640,007
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	409,395
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,114,011
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	291,208
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	406,019
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	527,904
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	489,556
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	500,677
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	335,594
TOTAL GENERAL OBLIGATIONS		157,994,085
Health Care - 12.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	974,705
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,466,923
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,396,466
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	1,190,000	1,246,132
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,080,569
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	281,374
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	705,182
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,608,121
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	922,832
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,235,614
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,720,185
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	4,334,286
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	7,000,000	7,484,613
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	244,680
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,235,863
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	310,374
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,345,931
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,175,454
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	705,740
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,538,225
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,199,880
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,648,495
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,595,565
TOTAL HEALTH CARE		46,757,209
Housing - 6.5%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (f)	840,000	845,920
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (f)	860,000	879,997
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (f)	225,000	233,386
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (f)	1,890,000	1,918,754
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (f)	615,000	633,537
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	380,000	382,563
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,320,000	1,337,221
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	980,000	978,879
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (f)	1,350,000	1,225,076
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	877,731
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,255,000	1,236,022
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (f)	580,000	601,620
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (f)	800,000	812,171
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (f)	1,115,000	1,162,598
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,274,887
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,851,274
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,305,164
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	1,956,704
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3% 11/15/2038	1,230,000	1,117,655
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	615,000	612,843
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	3,002,331
TOTAL HOUSING		24,246,333
Special Tax - 9.8%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,661,209
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,782,113
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,745,352
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,785,940
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,045,941
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,088,461
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	14,181,649
Connecticut St Spl Tax Oblig Series 2025A, 5% 7/1/2034	3,000,000	3,434,110
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,016,110
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	390,797
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	471,360
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	607,020
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	979,408
TOTAL SPECIAL TAX		36,189,470
Transportation - 0.5%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (f)	2,000,000	1,773,837
Water & Sewer - 3.8%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,010
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2028 (g)	700,000	735,568
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2029 (g)	1,000,000	1,072,223
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2030 (g)	625,000	682,393
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2031 (g)	775,000	858,529
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2032 (g)	485,000	543,954
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2033 (g)	625,000	709,773
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2034 (g)	1,000,000	1,146,187
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2035 (g)	1,750,000	2,020,835
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2036 (g)	2,760,000	3,213,565
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2037 (g)	1,375,000	1,588,586
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2038 (g)	1,000,000	1,148,466
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2039 (g)	250,000	284,990
TOTAL WATER & SEWER		14,015,079
TOTAL CONNECTICUT		343,803,470
Guam - 1.5%
Special Tax - 1.1%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	655,000	690,744
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	1,045,000	1,114,207
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	2,195,000	2,377,997
TOTAL SPECIAL TAX		4,182,948
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2033	1,215,000	1,330,403
TOTAL GUAM		5,513,351
Puerto Rico - 0.8%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	863,283	629,111
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	325,764
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	795,604
TOTAL GENERAL OBLIGATIONS		1,750,479
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	945,000	794,205
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	348,638
TOTAL PUERTO RICO		2,893,322
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	555,000	597,808
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	870,000	963,967
TOTAL VIRGIN ISLANDS		1,561,775
TOTAL MUNICIPAL SECURITIES (Cost $358,575,546)		353,771,918

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $29,307,137)	2.01	29,301,276	29,307,137

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $387,882,683)	383,079,055
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(12,966,497)
NET ASSETS - 100.0%	370,112,558

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,711,411 or 3.7% of net assets.

(d)	Level 3 security.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	25,352,713	12,342,908	8,388,484	317,716	-	-	29,307,137	29,301,276	0.8%
Total	25,352,713	12,342,908	8,388,484	317,716	-	-	29,307,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	62,610,451	-	62,610,451	-
Escrowed/Pre-Refunded	217,006	-	217,006	-
General Obligations	159,744,564	-	159,744,564	-
Health Care	46,757,209	-	43,457,209	3,300,000
Housing	24,246,333	-	24,246,333	-
Special Tax	41,166,623	-	41,166,623	-
Transportation	3,335,612	-	3,335,612	-
Water & Sewer	15,694,120	-	15,694,120	-

Money Market Funds	29,307,137	29,307,137	-	-
Total Investments in Securities:	383,079,055	29,307,137	350,471,918	3,300,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $358,575,546)	$353,771,918
Fidelity Central Funds (cost $29,307,137)	29,307,137

Total Investment in Securities (cost $387,882,683)		$383,079,055
Cash		2,256,352
Receivable for fund shares sold		224,673
Interest receivable		4,454,575
Distributions receivable from Fidelity Central Funds		54,770
Prepaid expenses		37
Other receivables		427
Total assets		390,069,889
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,294,193
Payable for fund shares redeemed	297,402
Distributions payable	207,721
Accrued management fee	130,338
Other payables and accrued expenses	27,677
Total liabilities		19,957,331
Net Assets		$370,112,558
Net Assets consist of:
Paid in capital		$376,305,943
Total accumulated earnings (loss)		(6,193,385)
Net Assets		$370,112,558
Net Asset Value, offering price and redemption price per share ($370,112,558 ÷ 33,391,996 shares)		$11.08
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Interest		$5,144,733
Income from Fidelity Central Funds		317,716
Total income		5,462,449
Expenses
Management fee	$746,141
Custodian fees and expenses	1,323
Independent trustees' fees and expenses	335
Registration fees	28,490
Audit fees	26,871
Legal	14,398
Miscellaneous	463
Total expenses before reductions	818,021
Expense reductions	(959)
Total expenses after reductions		817,062
Net Investment income (loss)		4,645,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,848)
Total net realized gain (loss)		(17,848)
Change in net unrealized appreciation (depreciation) on investment securities		(754,373)
Net gain (loss)		(772,221)
Net increase (decrease) in net assets resulting from operations		$3,873,166
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,645,387	$8,702,916
Net realized gain (loss)	(17,848)	(241,051)
Change in net unrealized appreciation (depreciation)	(754,373)	1,770,804
Net increase (decrease) in net assets resulting from operations	3,873,166	10,232,669
Distributions to shareholders	(4,341,331)	(8,157,053)

Share transactions
Proceeds from sales of shares	68,382,385	64,179,757
Reinvestment of distributions	3,145,087	5,878,469
Cost of shares redeemed	(30,895,779)	(59,320,954)

Net increase (decrease) in net assets resulting from share transactions	40,631,693	10,737,272
Total increase (decrease) in net assets	40,163,528	12,812,888

Net Assets
Beginning of period	329,949,030	317,136,142
End of period	$370,112,558	$329,949,030

Other Information
Shares
Sold	6,155,274	5,911,135
Issued in reinvestment of distributions	283,156	540,305
Redeemed	(2,782,946)	(5,467,183)
Net increase (decrease)	3,655,484	984,257

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.03	$10.80	$10.68	$11.94	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.149	.304	.299	.274	.246	.247
Net realized and unrealized gain (loss)	(.030)	.051	.214	.112	(1.232)	.035
Total from investment operations	.119	.355	.513	.386	(.986)	.282
Distributions from net investment income	(.139)	(.284)	(.283)	(.266)	(.244)	(.247)
Distributions from net realized gain	-	(.001)	-	-	(.030)	(.055)
Total distributions	(.139)	(.285)	(.283)	(.266)	(.274)	(.302)
Net asset value, end of period	$11.08	$11.10	$11.03	$10.80	$10.68	$11.94
Total Return C,D	1.07%	3.30%	4.81%	3.67%	(8.31)%	2.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.47%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.47 % G	.46%	.47%	.49%	.49%	.48%
Expenses net of all reductions, if any	.47% G	.46%	.47%	.49%	.49%	.48%
Net investment income (loss)	2.69% G	2.79%	2.74%	2.56%	2.23%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$370,113	$329,949	$317,136	$298,758	$306,362	$358,584
Portfolio turnover rate H	2 % G	12%	20%	15%	13%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Connecticut Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Connecticut.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,372,265
Gross unrealized depreciation	(8,618,453)
Net unrealized appreciation (depreciation)	$(3,246,188)
Tax cost	$386,325,243

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(136,059)
Long-term	(2,800,176)
Total capital loss carryforward	$(2,936,235)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	51,267,209	3,940,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Connecticut Municipal Income Fund	213
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $959.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704902.128
CTF-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026